Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account VA-2

Supplement to:

Direction Variable Annuity

Prospectus Dated May 1, 2025

Supplement Dated November 6, 2025

On April 21, 2025, Macquarie Group Limited, the parent company of Delaware Management Company ("DMC"), a series of Macquarie Investment Management Business Trust ("MIMBT"), together with certain of its affiliates, and Nomura Holding America Inc. ("Nomura"), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management's US and European public investments business. As announced on October 23, 2025, the closing of this transaction is anticipated on or about December 1, 2025 ("Closing Date"), subject to legal and regulatory approvals, client consents, and customary closing conditions. The Closing Date is subject to change.

On June 18, 2025, the Board of Trustees of the fund portfolios (each, a “Fund” and together, "the Funds") listed below approved name changes, new investment advisory agreements for the Funds, and sub-advisor changes to occur at the closing of the transaction, effective on the Closing Date. The closing will result in the automatic termination of each Fund’s investment advisory agreement and applicable sub-advisory agreements.

•	Macquarie VIP Asset Strategy Series, Service Class
•	Macquarie VIP Balanced Series, Service Class
•	Macquarie VIP Energy Series, Service Class
•	Macquarie VIP Global Growth Series, Service Class
•	Macquarie VIP High Income Series, Service Class
•	Macquarie VIP International Core Equity Series
•	Macquarie VIP Mid Cap Growth Series, Service Class
•	Macquarie VIP Science and Technology Series, Service Class
•	Macquarie VIP Smid Cap Core Series, Service Class

At the joint special shareholder meeting held on September 10, 2025, Fund shareholders approved the proposal to approve a new investment advisory agreement for each Fund. Effective on the Closing Date, DMC will remain the advisor and the sub-advisors listed below will be removed with the exception of Macquarie VIP Asset Strategy Series, Service Class, and Macquarie VIP Balanced Series, Service Class where Macquarie Investment Management Global Limited (“MIMGL”) will become an unaffiliated sub-advisor. In addition, on October 1, 2025, Van Eck Associates Corporation replaced MIMGL as the sub-advisor to Macquarie VIP Energy Series, Service Class.

•	Macquarie Investment Management Global Limited
•	Macquarie Investment Management Austria Kapitalanlage AG
•	Macquarie Investment Management Europe Limited

IN 2882 11-25

Effective on the Closing Date, the name of each investment option and the sub-advisor(s) are updated in Appendix A of your prospectus as follows:

CURRENT INFORMATION	UPDATED INFORMATION
Macquarie VIP Asset Strategy Series, Service Class	Nomura VIP Asset Strategy Series, Service Class
Delaware Management Company /	Delaware Management Company /
Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	Macquarie Investment Management Global Limited
Macquarie VIP Balanced Series, Service Class	Nomura VIP Balanced Series, Service Class
Delaware Management Company /	Delaware Management Company /
Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	Macquarie Investment Management Global Limited
Macquarie VIP Energy Series, Service Class	Nomura VIP Energy Series, Service Class
Delaware Management Company /	Delaware Management Company /
Macquarie Investment Management Global Limited	Van Eck Associates Corporation
Macquarie VIP Global Growth Series, Service Class	Nomura VIP Global Growth Series, Service Class
Delaware Management Company /	Delaware Management Company
Macquarie Investment Management Global Limited
Macquarie VIP High Income Series, Service Class	Nomura VIP High Income Series, Service Class
Delaware Management Company /	Delaware Management Company
Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited
Macquarie VIP International Core Equity Series, Service Class	Nomura VIP International Core Equity Series, Service Class
Delaware Management Company /	Delaware Management Company
Macquarie Investment Management Global Limited
Macquarie VIP Mid Cap Growth Series, Service Class	Nomura VIP Mid Cap Growth Series, Service Class
Delaware Management Company /	Delaware Management Company
Macquarie Investment Management Global Limited
Macquarie VIP Science and Technology Series, Service Class	Nomura VIP Science and Technology Series, Service Class
Delaware Management Company /	Delaware Management Company
Macquarie Investment Management Global Limited
Macquarie VIP Smid Cap Core Series, Service Class	Nomura VIP Smid Cap Core Series, Service Class
Delaware Management Company /	Delaware Management Company
Macquarie Investment Management Global Limited

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2882 11-25